Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of other borrowed funds

	December 31,
	2019	2018
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$190,000	$268,975
Rate on balance outstanding at year end	1.48%	2.70%
Average daily balance	$190,431	$621,357
Average rate	2.60%	1.97%
Maximum amount outstanding at any month end	$371,775	$1,007,100
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,511	$436,690
Rate on balance outstanding at year end	1.73%	1.73%
Average daily balance	$436,593	$302,373
Average rate	1.71%	1.71%
Maximum amount outstanding at any month end	$436,675	$436,700

(1)	Long-term advances at December 31, 2019 and December 31, 2018 consisted of both amortizing and non-amortizing advances. The non-amortizing advances mature in the following increments: $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on a quarterly basis. Two amortizing advances are outstanding at December 31, 2019 in the amounts of $3,146,000 and $8,365,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $179,000 per year for each of the next five years.